Climate change and energy transition - Additional information 4 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2050 $ / t	Dec. 31, 2045 $ / t	Dec. 31, 2040 $ / t	Dec. 31, 2035 $ / t	Dec. 31, 2034 USD ($)	Dec. 31, 2030 $ / t	Dec. 31, 2025 USD ($) $ / t	Dec. 31, 2024 USD ($) $ / Tonne	Dec. 31, 2023 USD ($)
Disclosure of Climate Change and Energy Transition [Line Items]
Capital expenditure, renewable power								$ 6,000
Property, plant and equipment								185,219	$ 194,835
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								60,000	57,700
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								63,400	70,900
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								32,600	35,500
Shell mid-price | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								74,000	72,000
Shell mid-price | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								77,000	84,000
IEA NZE 2050 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								74,000	72,000
IEA NZE 2050 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								77,000	84,000
IEA NZE 2050 | Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								38,000	44,000
IEA NZE 2050 | Minimum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								(1,000)	2,000
IEA NZE 2050 | Maximum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								(2,000)	4,000
IEA NZE 2050 | Maximum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								(1,000)
IEA NZE50 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								74,000	72,000
IEA NZE50 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 77,000	$ 84,000
Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon emission expense					$ 5,000		$ 1,000
Forecast | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	185	169	153	136		120	92
Forecast | Shell mid-price | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								50
Forecast | Shell mid-price | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								230
Forecast | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	255	232	209	184		143	86
Forecast | IEA NZE50 | Chemicals and Products | Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets								$ (1,000)
Forecast | IEA NZE50 | Chemicals and Products | Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Decrease in recoverable amount of assets								$ (2,000)